Material accounting policies - Calculation of diluted earnings per ordinary share based on treasury stock method (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Material accounting policies
Profits attributable to Himax Technologies, Inc. stockholders	$ 50,616	$ 236,982	$ 436,896
Denominator for diluted earnings per ordinary share:
Weighted average number of ordinary shares outstanding	348,990	349,448	349,228
Unvested RSUs	576	187	38
Employee stock options	0	0	467
Adjusted weighted average number of ordinary shares outstanding	349,566	349,635	349,733
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders	$ 0.14	$ 0.68	$ 1.25
Diluted earnings per ADS attributable to Himax Technologies, Inc. stockholders	$ 0.29	$ 1.36	$ 2.50
Weighted Average Basic Number of ADS Equivalent Outstanding	174,495	174,724	174,614
Weighted Average Diluted Number of ADS Equivalent Outstanding	174,783	174,817	174,867